Corporate information	6 Months Ended
Jun. 30, 2026
Corporate information
Corporate information
1 Corporate information
The accompanying unaudited interim condensed consolidated financial statements and notes present the operations of Jumia Technologies AG (the “Company” or “Jumia Tech”) and its subsidiaries (the “Group” or “Jumia”).
The Company was incorporated as Africa Internet Holding GmbH on June 26, 2012, and was transformed into Jumia Technologies AG, a German stock corporation on January 31, 2019. The Company is domiciled in Germany and has its registered office located at Skalitzer Strasse 104, 10997 Berlin, Germany. The Group operates in e-commerce across the African continent.
In April 2019 Jumia Tech became a listed company on New York Stock Exchange (NYSE), with ticker symbol “JMIA”.
Jumia is the leading pan-African e-commerce platform. Jumia’s platform consists of a marketplace, which connects sellers with customers, a logistics service, which enables the shipping and delivery of packages from sellers to customers, and payment gateways, which facilitate transactions among participants active on Jumia’s platform.
The Group has incurred significant losses since its incorporation. While losses have decreased in recent periods, the Group may require additional funding from existing or new shareholders.
The interim condensed consolidated financial statements disclose all matters of which the Group is aware, and which are relevant to the Group’s ability to continue as a going concern, including all significant events and mitigating factors. Further details can be found in Note 32. The interim condensed consolidated financial statements have been prepared on a basis which assumes that the Group will continue as a going concern, and which contemplates the recoverability of assets and the satisfaction of the liabilities and commitments in the normal course of business. The Group has sufficient resources to operate as a going concern for the next 12 months.